Note 10 - Capital Stock	12 Months Ended
Nov. 30, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10.	Capital stock

Authorized, issued and outstanding

(a)	The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2014 the Company has 23,456,611 (2013 – 21,430,611) common shares issued and outstanding, and no preference shares issued and outstanding.

Two officers and directors of IPC owned directly and through their family holding company (“Odidi Holdco”) 5,997,751 (2013 - 5,997,751) common shares or approximately 26% (2013 – 28%) of IPC.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Common shares of the Company are entitled to receive, as and when declared by the board of directors of the Company, dividends in such amounts as shall be determined by the board. The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

Authorized, issued and outstanding

(b)	In March 2012, the Company completed a registered direct common share offering for gross proceeds of $5,000,000. The Company sold an aggregate of 1,818,182 shares to U.S. institutional investors at a price of $2.75 per share. Professional, regulatory and other costs in the amount of $779,271 directly attributable to the common share offering have been recorded as share issuance costs in the statement of shareholders’ equity (deficiency).

(c)	In March 2013, the Company completed a registered direct unit offering for gross proceeds of $3,121,800 at a price of $1.72 per unit. The Company sold units comprised of an aggregate of 1,815,000 common shares and warrants to purchase an additional 453,750 common shares. The warrants are exercisable for a term of five years and an exercise price of $2.10 per common share. After placement agent fees and offering expenses, the Company received net proceeds from the offering of approximately $2.7 million. The Company determined the fair value of the warrant liability at issuance to be $407,558 using the Black-Scholes Option Pricing Model (Note 14). The direct costs related to the issuance of the common shares were $389,289 and were recorded as an offset against shareholders’ deficiency and the direct costs related to the issuance of the warrants were $57,531 and were recorded in the consolidated statements of operations and comprehensive loss.

(d)	In July 2013, the Company completed an underwritten public offering for gross proceeds of $3,075,000 at a price of $2.05 per unit. The Company sold units comprised of an aggregate of 1,500,000 common shares and warrants to purchase an additional 375,000 common shares. The warrants are exercisable for a term of five years and have an exercise price of $2.55 per common share. After placement agent fees and estimated offering expenses, the Company received net proceeds from the offering of approximately $2.5 million. The Company determined the fair value of the warrant liability at issuance to be $328,350 using the Black-Scholes Option Pricing Model (Note 14). The direct costs related to the issuance of the common shares were $467,989 and were recorded as an offset against shareholders’ deficiency and the direct costs related to the issuance of the warrants were $57,525 and were recorded in the consolidated statements of operations and comprehensive loss.

(e)	In November 2013, the Company entered into an equity distribution agreement with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may from time to time sell up to 5,305,484 of the Company’s common shares for up to an aggregate of $16.8 million (or such lesser amount as may be permitted under applicable securities laws and regulations) through at-the-market issuances on the NASDAQ or otherwise. Under the equity distribution agreement, the Company may at its discretion, from time to time, offer and sell common shares through Roth or directly to Roth for resale.

An aggregate of 1,689,500 common shares were sold for gross proceeds of $6,571,673 in the year ended November 30, 2014. No sales were made under the equity distribution agreement in the year ended November 30, 2013. Additional sales of common shares through Roth, if any, will be made at such time and at such price as are acceptable to the Company, from time to time, by means of ordinary brokers' transactions on the NASDAQ or otherwise at market prices prevailing at the time of sale or as determined by the Company. The Company is not required to sell shares under the equity distribution agreement. The Company will pay Roth a commission, or allow a discount, of 2.75% of the gross proceeds that the Company received from any additional sales of common shares under the equity distribution agreement. The Company has also agreed to reimburse Roth for certain expenses relating to the offering. The direct costs related to the facility were $419,777 and were recorded as deferred offering costs as at November 30, 2013. Additional direct costs related to the facility of $392,110 incurred in the year ended November 30, 2014 were recorded as share issuance costs against the cost of the shares issued and recognized in capital stock as at November 30, 2014.

(f)    Direct costs in the amount of $271,381 related to the Company’s filing of a base shelf prospectus filed in May 2014 and declared effective in June 2014 were recorded as deferred financing costs as at November 30, 2014 and will be recorded as share issuance cost against future share offerings.